Schedule I - Additional Financial Information of Parent Company	12 Months Ended
Dec. 31, 2023
Additional information [abstract]
Schedule I - Additional Financial Information of Parent Company

Schedule I - Additional financial information of parent company

APOLLOMICS INC.

Condensed Statement of Loss and Other Comprehensive Loss

(All amounts in thousands of $)

	Years ended December 31,
	2021	2022	2023
Other income	$42	$112	$49
Fair value change of financial assets at FVTPL	2	323	821
Fair value change of financial liabilities at FVTPL	—	—	1,597
Fair value change of convertible preferred shares	(37,424)	(189,646)	(76,430)
Research and development expenses	(2,643)	(992)	(7,772)
Administrative expenses	(4,494)	(1,982)	(13,215)
Finance costs	—	—	(28)
Other expense	(4,522)	(5,532)	(46,003)
Share of loss in subsidiaries	(45,757)	(43,094)	(31,610)
Loss before taxation	(94,796)	(240,811)	(172,591)
Income tax expense	—	—	(10)
Loss and total comprehensive loss for the year, attributable to owners of the Company	$(94,796)	$(240,811)	$(172,601)

Schedule I - Additional financial information of parent company

APOLLOMICS INC.

Condensed Statements of Financial Position

(All amounts in thousands of $)

	As of December 31,
	2022	2023
Non-current assets
Intangible assets	$1,778	$1,759
Amount due from subsidiaries	70,560	70,103
Total non-current assets	72,338	71,862
Current assets
Deposits, prepayments and deferred expenses	—	630
Financial assets at FVTPL	19,067	5,761
Cash and cash equivalents	6,001	2,330
Total current assets	25,068	8,721
Total assets	97,406	80,583
Current liabilities
Other payables and accruals	2,986	366
Financial liabilities arising from unvested restricted shares	68	—
Total current liabilities	3,054	366
Net current assets	22,014	8,355
Total assets less current liabilities	94,352	80,217
Non-current liabilities
Convertible preferred shares	511,861	—
Warrant liabilities	—	330
Deficit in subsidiaries	30,611	38,653
Total non-current liabilities	542,472	38,983
Net assets (liabilities)	$(448,120)	$41,234
Equity
Share capital	41	9
Treasury shares	(68)	—
Share premium	12,279	661,474
Reserves	14,228	26,716
Accumulated losses	(474,600)	(646,965)
	$(448,120)	$41,234

Schedule I - Additional financial information of parent company

APOLLOMICS INC.

Condensed Statements of Cash Flows

(All amounts in thousands of $)

	Years ended December 31,
	2021	2022	2023
OPERATING ACTIVITIES
Loss before taxation	$(94,796)	$(240,811)	$(172,591)
Adjustments for:
Share of loss in subsidiaries	45,757	43,094	31,610
Interest income	(42)	(112)	(49)
Amortization of intangible assets	20	20	20
Fair value change of financial assets at FVTPL	(2)	(323)	(821)
Fair value change of financial liabilities at FVTPL	—	—	(1,597)
Fair value change of convertible preferred shares	37,424	189,646	76,430
IFRS 2 listing expense	—	—	45,524
Portion of PIPE issuance costs allocated to PIPE warrants	—	—	38
Share-based payment expenses	4,056	818	12,685
Non-cash adjustments to other expenses	—	(2,563)	2,484
Operating cash flows before movements in working capital	(7,583)	(10,231)	(6,267)
(Increase)/decrease in deposits, prepayments and deferred expenses	162	2,812	(630)
Increase/(decrease) in other payables and accruals	1,119	859	(2,620)
NET CASH USED IN OPERATIONS	(6,302)	(6,560)	(9,517)
Taxation paid	—	—	(10)
NET CASH USED IN OPERATING ACTIVITIES	(6,302)	(6,560)	(9,527)
INVESTING ACTIVITIES
Interest received	42	112	49
Investment in subsidiaries	(27,150)	(25,926)	(8,042)
Advance to subsidiaries	(4,818)	(2,013)	—
Repayment from subsidiaries	—	2,135	457
Purchase of intangible assets	(1,500)	—	—
Proceeds from disposal of financial asset at FVTPL	—	5,000	13,307
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	(33,426)	(20,692)	5,771
FINANCING ACTIVITIES
Proceeds on issue of convertible preferred shares	—	—	—
Proceeds from issue of shares upon exercise of share options	141	392	85
Accrued issuance costs paid	(1,173)	—	—
NET CASH FROM (USED IN) FINANCING ACTIVITIES	(1,032)	392	85
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(40,760)	(26,860)	(3,671)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	73,621	32,861	6,001
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$32,861	$6,001	$2,330

Schedule I - Additional financial information of parent company

APOLLOMICS INC.

Notes to the condensed Financial Information of Parent Company

1. Schedule I has been provided pursuant to the requirements of Rule12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2. The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries. For the purpose of this Schedule I, Apollomics Inc., as the parent company, records its investments in subsidiaries under the equity method of accounting in accordance with International Accounting Standards 27 Separate Financial Statements, as issued by the International Accounting Standards Board. Such investments are presented on the Condensed Statements of Financial Position as “Investment in subsidiaries”. Ordinarily under the equity, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduce to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries in investment in subsidiaries regardless of the carrying value of the investment in subsidiaries even though the parent company is not obligated to provide continuing support or fund losses. The excess amount is recorded as “Deficit in subsidiaries” on the Condensed Statements of Financial Position.

3. Certain information and footnote disclosures normally included in financial statements prepared in accordance with IFRSs have been condensed or omitted. The footnote disclosures provide certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

4. As of December 31, 2022 and 2023, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or guarantees of Apollomics Inc.